Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade And Other Receivables [Abstract]
Summary of Trade and Other Receivables

Trade and other receivables comprised the following at December 31 (in thousands):

	2020	2021
Non-current
Other receivables	$58,081	$31,225
Non-current other receivables	$58,081	$31,225
Current
Trade receivables	$49,833	$63,046
Other current receivables	123,492	179,964
Sales taxes	26,642	117,234
Allowance for expected credit losses	(4,062)	(5,208)
Prepayments and accrued income	14,041	19,670
Current trade and other receivables	$209,946	$374,706